Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
Adirondack Small Cap Fund
Account Value [Line Items]
Accumulated Value	$ 18,336	$ 18,207	$ 16,844	$ 14,890	$ 14,390	$ 11,665	$ 14,285	$ 13,473	$ 13,163	$ 8,252	$ 6,768	$ 9,745	$ 10,586	$ 12,357	$ 11,379	$ 11,630	$ 10,929	$ 9,947	$ 8,929	$ 8,564	$ 10,000
S P 500 [Member]
Account Value [Line Items]
Accumulated Value	32,481	33,133	30,005	24,299	23,102	19,980	25,037	23,637	21,650	18,182	13,847	15,790	14,885	15,145	13,594	12,845	11,926	10,829		9,382	10,000
I Shares Russell 2000 Value [Member]
Account Value [Line Items]
Accumulated Value	17,747	19,448	18,336	15,503	15,493	14,407	17,841	17,557	17,350	10,725	8,765	12,608	12,537	13,772	12,515	12,621	11,914	10,459	9,216	8,811	10,000
Morning Star [Member]
Account Value [Line Items]
Accumulated Value	$ 18,996	$ 20,134	$ 19,201	$ 16,081	$ 16,008	$ 14,398	$ 17,610	$ 16,852	$ 16,511	$ 10,271	$ 8,037	$ 12,044	$ 12,051	$ 13,221	$ 12,131	$ 12,131	$ 11,622	$ 10,315	9,298	$ 8,735	$ 10,000
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value																			$ 10,178